Commitments and Contingencies - Summary of Contractual Obligations and Commitments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Purchase Commitments
2021	$ 37,364
2022	0
Total	37,364
Contractual Obligation, Fiscal Year Maturity [Abstract]
2021	1,732
2022	706
Total	$ 2,438